CHANGE IN WORKING CAPITAL (Tables)	12 Months Ended
Dec. 31, 2018
Change In Working Capital [Abstract]
Schedule of the change in working capital

Figures in million - SA rand	2018	2017	2016
Inventories	(924.8)	(937.7)	(35.5)
Trade and other receivables	(461.0)	(214.9)	(220.0)
Trade and other payables	315.8	630.3	17.9
Total change in working capital	(1,070.0)	(522.3)	(237.6)